Noncontrolling Interest - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Noncontrolling Interest [Line Items]
Percentage of exchange interest additional shares	3.20%	3.20%
Exxaro [Member]
Noncontrolling Interest [Line Items]
Retained ownership interest	26.00%	26.00%
Exxaro Sands [Member]
Noncontrolling Interest [Line Items]
Retained ownership interest	26.00%	26.00%